Equity - Schedule of Treasury Shares (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Number of shares, Beginning Balance	349,999	384,529
Transfers	(441,866)	(347,632)
Number of shares, End of Balance	499,999	349,999	384,529
Beginning Balance	R$ 10,204	R$ 11,959
Transfers	(7,989)	(5,678)
Repurchase	6,826	3,923	R$ 16,198
Ending Balance	R$ 9,041	R$ 10,204	R$ 11,959
Repurchase	591,866	313,102
Average cost per share, Beginning Balance	R$ 29.15	R$ 31.10
Treasury Share Repurchase Average Per Share	11.53	12.53
Treasury Shares Transfers Average Price Per Share	0	0
Average cost per share, Ending Balance	R$ 18.08	R$ 29.15	R$ 31.10